Federated Hermes Ultrashort Bond ETF
Portfolio of Investments
June 30, 2026 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—40.6%
		Communications - Telecom Wireless—1.1%
$ 275,000		Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 5.350%, 7/15/2031	$ 274,284
		Communications - Telecom Wirelines—0.8%
200,000		AT&T, Inc., Sr. Unsecd. Note, 4.700%, 8/15/2030	200,024
		Consumer Cyclical - Automotive—5.5%
250,000		American Honda Finance Corp., Sr. Unsecd. Note, 4.550%, 7/9/2027	250,404
250,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.472% (SOFR +0.840%), 1/13/2028	250,582
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.970%, 4/6/2029	247,460
250,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.804% (SOFR - SOFR Compounded +1.170%), 4/4/2028	251,175
125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.000%, 7/15/2027	125,685
250,000	[1]	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.700% (SOFR +1.070%), 1/8/2031	250,615
		TOTAL	1,375,921
		Consumer Non-Cyclical - Health Care—1.6%
200,000		Augusta SpinCo Corp., Sr. Unsecd. Note, 4.321%, 9/23/2027	199,504
200,000	[1]	HCA, Inc., Sr. Unsecd. Note, 4.508% (SOFR +0.870%), 3/1/2028	200,749
		TOTAL	400,253
		Consumer Non-Cyclical - Tobacco—0.8%
200,000	[1]	Philip Morris International, Inc., Sr. Unsecd. Note, 4.289% (SOFR +0.660%), 10/27/2028	200,266
		Energy - Midstream—1.0%
125,000		MPLX LP, Sr. Unsecd. Note, 4.800%, 2/15/2031	124,490
125,000		ONEOK, Inc., 4.250%, 9/24/2027	124,536
		TOTAL	249,026
		Financial Institution - Banking—19.0%
250,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.737%, 5/15/2029	253,444
250,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series N, 4.509% (SOFR +0.880%), 4/23/2030	250,240
250,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 4.357% (SOFR +0.730%), 2/2/2030	249,748
125,000	[1]	Canadian Imperial Bank of Commerce, Sr. Sub. Secd. Note, 4.438% (SOFR +0.800%), 9/8/2028	125,295
250,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 4.914% (SOFR +1.280%), 2/24/2028	251,155
125,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	128,119
250,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.341% (SOFR +0.710%), 1/21/2029	250,343
250,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.450% (SOFR +0.820%), 4/23/2030	250,551
250,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 4.833%, 1/16/2029	250,501
250,000	[1]	Morgan Stanley Private Bank NA, Sr. Unsecd. Note, 4.408% (SOFR +0.780%), 11/17/2028	250,494
250,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 4.423% (SOFR +0.790%), 1/14/2030	251,905
250,000	[1]	Natwest Group PLC, Sr. Unsecd. Note, 4.734% (SOFR +1.100%), 5/23/2029	251,562
250,000	[1]	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.308% (SOFR - SOFR Compounded +0.680%), 10/26/2029	250,000
250,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 4.460% (SOFR +0.830%), 1/24/2029	250,722
250,000	[1]	Societe Generale S.A., Sr. Unsecd. Note, 144A, 4.728% (SOFR +1.096%), 4/12/2030	250,695
250,000	[1]	Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 4.686% (SOFR +1.050%), 7/7/2032	250,011
250,000	[1]	Truist Bank, Sr. Unsecd. Note, 4.289% (SOFR +0.660%), 1/27/2029	249,509
250,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, 4.291% (SOFR - SOFR Compounded +0.660%), 5/20/2029	250,002
250,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 4.410% (SOFR +0.780%), 1/24/2028	250,407
250,000	[1]	Westpac New Zealand Ltd., Sr. Unsecd. Note, 144A, 4.377% (SOFR +0.750%), 1/30/2031	250,366
		TOTAL	4,765,069
		Financial Institution - Finance Companies—3.0%
250,000		Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	249,005

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$ 250,000	[1]	Nomura Holdings, Inc., Sr. Unsecd. Note, 4.586% (SOFR +0.950%), 6/29/2029	$ 249,918
250,000		Takeoff Merger Sub, Inc., Sr. Unsecd. Note, 144A, 4.400%, 3/24/2028	248,651
		TOTAL	747,574
		Financial Institution - Insurance - Life—1.0%
125,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	126,197
125,000		Lincoln Financial Global Funding, Sr. Secd. Note, 144A, 4.200%, 1/12/2029	123,256
		TOTAL	249,453
		Financial Institution - Insurance - P&C—1.0%
125,000		Aon North America, Inc., Sr. Unsecd. Note, 5.125%, 3/1/2027	125,453
125,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.326% (SOFR +0.700%), 11/8/2027	125,540
		TOTAL	250,993
		Financial Institution - REIT - Other—0.8%
200,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 4.250%, 12/15/2028	197,867
		Technology—4.0%
250,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.750%, 4/1/2028	250,706
125,000	[1]	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.847% (SOFR +1.210%), 3/10/2029	125,896
125,000		Global Payments, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2028	123,503
250,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.500%, 3/23/2028	249,668
250,000	[1]	Oracle Corp., Sr. Unsecd. Note, 4.737% (SOFR - SOFR Compounded +1.110%), 2/4/2029	249,775
		TOTAL	999,548
		Utility - Electric—1.0%
125,000	[1]	Constellation Energy Generation LLC, Sr. Unsecd. Note, 4.232% (SOFR +0.600%), 1/8/2028	125,101
125,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.427% (SOFR +0.800%), 2/4/2028	125,511
		TOTAL	250,612
		TOTAL CORPORATE BONDS (IDENTIFIED COST $10,161,842)	10,160,890
		ASSET-BACKED SECURITIES—28.6%
		Auto Receivables—19.1%
65,653		Ally Auto Receivables Trust 2023-A, Class C, 6.080%, 1/17/2034	65,978
246,841		Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	249,829
200,000		ARI Fleet Lease Trust 2025-A, Class A3, 4.460%, 1/17/2034	198,990
250,000		CarMax Auto Owner Trust 2026-1, Class A4, 4.180%, 3/15/2032	247,423
340,000		Chase Auto Owner Trust 2023-AA, Class A4, 5.590%, 6/25/2029	344,641
200,000		Chase Auto Owner Trust 2024-1A, Class A4, 5.050%, 10/25/2029	201,484
249,969	[1]	Chesapeake Funding II LLC 2024-1A, Class A2, 4.363% (30-DAY AVERAGE SOFR +0.770%), 5/15/2036	250,195
75,000		Enterprise Fleet Financing LLC 2024-4, Class A4, 4.700%, 6/20/2031	75,117
167,282		Enterprise Fleet Financing LLC 2025-1, Class A2, 4.650%, 10/20/2027	167,502
60,000		Ford Credit Auto Owner Trust 2024-D, Class A4, 4.660%, 9/15/2030	60,175
188,000		GM Financial Consumer Automobile Receivables Trust 2024-4, Class B, 4.670%, 5/16/2030	188,087
188,000		Hyundai Auto Receivables Trust 2024-C, Class B, 4.670%, 1/15/2031	188,139
135,000		LAD Auto Receivables Trust 2025-1A, Class B, 5.050%, 5/15/2030	135,845
70,478		Mercedes-Benz Auto Lease Trust 2024-A, Class A3, 5.320%, 1/18/2028	70,724
250,000	[1]	NextGear Floorplan Master Owner Trust 2025-2A, Class A1, 4.273% (30-DAY AVERAGE SOFR +0.680%), 10/15/2030	250,719
293,000		PenFed Auto Receivables Owner Trust 2025-A, Class A3, 4.030%, 7/15/2030	291,403
247,065		Santander Bank Auto Credit-Linked Notes 2024-A, Class A2, 5.605%, 6/15/2032	249,741
250,000		Santander Drive Auto Receivables Trust 2025-3, Class D, 5.110%, 9/15/2031	249,627
234,396		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	235,710
236,410		Securitized Term Auto Receivables Trust 2025-B, Class B, 4.925%, 12/29/2032	237,553
78,944		Securitized Term Auto Receivables Trust 2026-A, Class D, 4.873%, 3/25/2033	78,492
250,000		Stellantis Financial Underwritten Enhanced Lease Trust 2026-BA, Class B, 4.470%, 7/20/2029	249,394

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 250,000		Stellantis Financial Underwritten Enhanced Lease Trust 2026-BA, Class C, 5.040%, 3/20/2031	$ 249,980
248,894	[1]	Wheels Fleet Lease Funding LLC 2025-1A, Class A2, 4.307% (CME Term SOFR 1 Month +0.670%), 1/18/2040	249,272
		TOTAL	4,786,020
		Credit Card—1.8%
250,000	[1]	CARDS II Trust 2026-1A, Class A, 4.227% (SOFR +0.600%), 4/15/2031	250,528
200,000		Trillium Credit Card Trust II 2025-1A, Class B, 4.405%, 9/26/2030	199,153
		TOTAL	449,681
		Equipment Lease—5.2%
250,000		Dell Equipment Finance Trust 2025-1, Class B, 4.960%, 2/24/2031	251,092
250,000		DLLAD LLC 2024-1A, Class A3, 5.300%, 7/20/2029	252,260
250,000		Great America Leasing Receivables 2025-2, Class A4, 4.290%, 9/15/2032	247,556
210,000		HPEFS Equipment Trust 2025-1A, Class B, 4.510%, 9/20/2032	209,676
250,000		MMAF Equipment Finance LLC 2023-A, Class A4, 5.500%, 12/13/2038	253,131
80,000		MMAF Equipment Finance LLC 2026-A, Class A4, 4.240%, 11/13/2045	78,623
		TOTAL	1,292,338
		Other—2.5%
255,000		PFS Financing Corp. 2025-F, Class A, 4.400%, 8/15/2030	254,142
125,000		Verizon Master Trust 2024-5, Class B, 5.250%, 6/21/2032	126,392
250,000		Verizon Master Trust 2026-2, Class C, 4.850%, 6/21/2032	250,359
		TOTAL	630,893
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,155,373)	7,158,932
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—15.3%
		Federal Home Loan Mortgage Corporation—3.0%
251,241		Federal Home Loan Mortgage Corp. REMIC, Series 3852, Class FG, 4.677% (30-DAY AVERAGE SOFR +1.084%), 5/15/2041	252,630
248,611		Federal Home Loan Mortgage Corp. REMIC, Series 5500, Class AF, 4.627% (30-DAY AVERAGE SOFR +1.000%), 2/25/2055	248,637
248,519		Federal Home Loan Mortgage Corp. REMIC, Series 5614, Class FA, 4.777% (30-DAY AVERAGE SOFR +1.150%), 11/25/2054	248,962
		TOTAL	750,229
		Federal National Mortgage Association—5.0%
249,790		Federal National Mortgage Association REMIC, Series 2022-70, Class FA, 4.487% (30-DAY AVERAGE SOFR +0.860%), 10/25/2052	248,874
264,493		Federal National Mortgage Association REMIC, Series 2024-75, Class FC, 4.577% (30-DAY AVERAGE SOFR +0.950%), 10/25/2054	266,100
242,641		Federal National Mortgage Association REMIC, Series 2026, Class NF, 4.612% (30-DAY AVERAGE SOFR +1.000%), 4/25/2056	242,278
239,800		Federal National Mortgage Association REMIC, Series 2026-16, Class FA, 4.477% (30-DAY AVERAGE SOFR +0.850%), 3/25/2056	239,313
244,758		Federal National Mortgage Association REMIC, Series 2026-22, Class FD, 4.827% (30-DAY AVERAGE SOFR +1.200%), 4/25/2056	245,730
		TOTAL	1,242,295
		Government National Mortgage Association—7.3%
242,424		Government National Mortgage Association REMIC, Series 2024-59, Class MF, 4.708% (30-DAY AVERAGE SOFR +1.100%), 4/20/2054	243,397
94,999		Government National Mortgage Association REMIC, Series 2024-110, Class JF, 4.608% (30-DAY AVERAGE SOFR +1.000%), 7/20/2054	95,394
251,422		Government National Mortgage Association REMIC, Series 2025, Class QF, 4.758% (30-DAY AVERAGE SOFR +1.150%), 11/20/2055	251,968
244,798		Government National Mortgage Association REMIC, Series 2026, Class FB, 4.408% (30-DAY AVERAGE SOFR +0.800%), 2/20/2056	244,797
248,985		Government National Mortgage Association REMIC, Series 2026, Class FB, 4.458% (30-DAY AVERAGE SOFR +0.850%), 2/20/2056	248,538
249,034		Government National Mortgage Association REMIC, Series 2026-30, Class VF, 4.458% (30-DAY AVERAGE SOFR +0.850%), 2/20/2056	248,573

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—continued
$ 248,798		Government National Mortgage Association REMIC, Series 2026-67, Class FG, 4.458% (30-DAY AVERAGE SOFR +0.850%), 4/20/2056	$ 248,532
249,714		Government National Mortgage Association REMIC, Series 2026-88, Class NF, 4.508% (30-DAY AVERAGE SOFR +0.900%), 5/20/2056	249,713
		TOTAL	1,830,912
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,819,719)	3,823,436
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—5.0%
		Commercial Mortgage—5.0%
244,000		FS Trust 2026, Class A, 4.975% (CME Term SOFR 1 Month +1.350%), 2/15/2041	244,228
250,000		FS Trust 2026, Class A, 5.050% (CME Term SOFR 1 Month +1.400%), 7/15/2041	250,000
250,000		FS Trust 2026, Class B, 5.350% (CME Term SOFR 1 Month +1.700%), 7/15/2041	250,000
500,000		JW Commercial Mortgage Trust 2026, Class A, 5.125% (CME Term SOFR 1 Month +1.500%), 6/15/2039	501,560
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,245,949)	1,245,788
		INVESTMENT COMPANIES—16.0%
104,415		Bank Loan Core Fund	871,867
27,233		Emerging Markets Core Fund	249,728
2,274,745		Federated Hermes Government Obligations Fund, Premier Shares, 3.55%[2]	2,274,745
69,833		Project and Trade Finance Core Fund	625,000
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,024,745)	4,021,340
		TOTAL INVESTMENT IN SECURITIES—105.5% (IDENTIFIED COST $26,407,628)	26,410,386
		OTHER ASSETS AND LIABILITIES - NET—(5.5)%[3]	(1,382,189)
		NET ASSETS—100%	$25,028,197
At June 30, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
United States Treasury Notes 5-Year Short Futures	4	$428,188	September 2026	$679
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2026, were as follows:
Affiliates	Value as of 9/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2026	Shares Held as of 6/30/2026	Dividend Income
Bank Loan Core Fund	$—	$875,000	$—	$(3,133)	$—	$871,867	104,415	$1,324
Emerging Markets Core Fund	$—	$250,000	$—	$(272)	$—	$249,728	27,233	$373
Federated Hermes Government Obligations Fund, Premier Shares	$—	$2,530,598	$(255,853)	$—	$—	$2,274,745	2,274,745	$1,592
Project and Trade Finance Core Fund	$—	$625,000	$—	$—	$—	$625,000	69,833	$820
TOTAL OF AFFILIATED TRANSACTIONS	$—	$4,280,598	$(255,853)	$(3,405)	$—	$4,021,340	2,476,226	$4,109

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$10,160,890	$—	$10,160,890
Asset-Backed Securities	—	7,158,932	—	7,158,932
Collateralized Mortgage Obligations	—	3,823,436	—	3,823,436
Commercial Mortgage-Backed Securities	—	1,245,788	—	1,245,788
Investment Companies	3,396,340	—	—	3,396,340
Other Investments[1]	—	—	—	625,000
TOTAL SECURITIES	$3,396,340	$22,389,046	$—	$26,410,386
Other Financial Instruments:[2]
Assets	$679	$—	$—	$679

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $625,000 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate